Leases - Summary of Supplemental Information Related to Operating Lease (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Supplemental Information Related to Operating Lease transactions [Line Items]
Lease liability payments	$ 63,286	$ 79,495
Lease assets obtained in exchange for liabilities	$ 31,626	$ 15,115
Weighted average remaining lease term — Operating leases	5 years 3 months 18 days	5 years 10 months 24 days
Weighted average discount rate — Operating leases	3.90%	3.50%